Fair Value Considerations (Details 1) - USD ($)	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2015
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial Cost	$ 1,041,000	$ 2,013,000
Unrealized Gains	728,000	0
Unrealized Losses	0	(972,000)
Fair Value	$ 1,769,000	$ 1,041,000	$ 0